Asset Impairments, Loss on Sale of Vessels, Equipment and Other Operating Assets and Write-Down of Equity Investment	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Asset Impairments, Loss on Sale of Vessels, Equipment and Other Operating Assets and Write-Down of Equity Investment
Asset Impairments, Loss on Sale of Vessels, Equipment and Other Operating Assets and Write-Down of Equity Investment
a) Asset Impairments

In September 2017, the estimated future cash flows and carrying value of the asset groups for the Petrojarl Foinaven FPSO unit and Petrojarl Banff FPSO unit, each owned by Teekay Parent, changed upon the deconsolidation of Teekay Offshore. For the Petrojarl Foinaven FPSO, two shuttle tankers, which are owned by Teekay Offshore, were removed from the carrying value of the asset group and the estimated future cash flows of the asset group was changed to include the in-charter costs of these two vessels to be paid by Teekay to Teekay Offshore. For the Petrojarl Banff FPSO, the carrying value of an FSO, which is owned by Teekay Offshore, was removed from the carrying value of the asset group and the estimated future cash flows of the asset group was changed to include the in-charter costs of the FSO unit to be paid by Teekay to Teekay Offshore. This change in asset groups and a re-evaluation of the estimated future net cash flows of the units resulted in impairment charges of $205.7 million for the Petrojarl Foinaven FPSO and Petrojarl Banff FPSO, for the three and nine months ended September 30, 2017. The impairment charges are included in the Company's Teekay Parent Segment - Offshore Production.

In August 2017, the charterer for the African Spirit Suezmax tanker gave formal notice to Teekay LNG that it will not exercise its one-year extension option under the charter contract and will redeliver the vessel to Teekay LNG in November 2017. As a result, Teekay LNG wrote-down the vessel to its estimated resale value. The Company's consolidated statements of (loss) income for the three and nine months ended September 30, 2017, includes a write-down of $12.5 million to the estimated resale value of this vessel. The write-down is included in the Company's Teekay LNG Segment - Conventional Tankers.

Under Teekay LNG's charter contracts for the Teide Spirit and Toledo Spirit Suezmax tankers, the charterer, who is also the owner of the vessels, has the option to cancel the charter contracts 13 years following commencement of the respective charter contracts. In August 2017, the charterer of the Teide Spirit gave formal notification to Teekay LNG of its intention to terminate its charter contract subject to certain conditions being met and third-party approvals being received. In October 2017, the charterer notified Teekay LNG that it is marketing the Teide Spirit for sale and, upon sale of the vessel, it will concurrently terminate its existing charter contract with Teekay LNG. The charterer’s cancellation option for the Toledo Spirit is first exercisable in August 2018. Given Teekay LNG's prior experience with this charterer, Teekay LNG expects it will also cancel the charter contract and sell the Toledo Spirit to a third party in 2018. Teekay LNG wrote-down the vessels to their estimated fair values based on their expected future discounted cash flows and recorded a $25.5 million write down on a combined basis of the Teide Spirit and Toledo Spirit. The write-downs are included in the Company's Teekay LNG Segment - Conventional Tankers.
During the second quarter of 2016, Teekay Offshore cancelled the UMS construction contracts for two UMS newbuildings. As a result, the carrying values of these two UMS newbuildings were written down to $nil. The Company's consolidated statements of (loss) income for the nine months ended September 30, 2016 include a $43.7 million write-down related to these two UMS newbuildings. The write-down is included in the Company’s Teekay Offshore Segment.
b) Net Loss on Sale of Vessels, Equipment and Other Operating Assets
The following tables show the loss on sale of vessels, equipment and other operating assets for the three and nine months ended September 30, 2017 and 2016:

			Net Loss on Sale of Vessels, Equipment and Other Assets
			Three Months Ended September 30,
Segment	Asset Type	Completion of Sale Date	2017 $	2016 $
Teekay Tankers Segment - Conventional Tankers	2 Aframaxes	(1)	(7,926)	—
Teekay Tankers Segment - Conventional Tankers	MR Tanker	Aug-2016	—	(7,903)
Other			—	65
Total			(7,926)	(7,838)

			Loss on Sale of Vessels, Equipment and Other Assets
			Nine Months Ended September 30,
Segment	Asset Type	Completion of Sale Date	2017 $	2016 $
Teekay LNG Segment - Conventional Tankers	Suezmax	(2)	(12,600)	—
Teekay Tankers Segment - Conventional Tankers	3 Aframaxes	(1)	(10,669)	—
Teekay Tankers Segment - Conventional Tankers	Suezmax	Mar-2017	(1,469)	—
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	Apr/May-2016	—	(27,439)
Teekay Parent Segment - Conventional Tankers	VLCC Tanker	Oct-2016	—	(12,536)
Teekay Tankers Segment - Conventional Tankers	2 MR Tankers	Aug/Nov-2016	—	(14,323)
Other			(357)	(115)
Total			(25,095)	(54,413)

(1) Two vessels were sold and delivered to their respective buyers in June and September 2017 and another vessel is classified as held for sale at September 30, 2017.

(2) Teekay LNG has commenced marketing the vessel for sale and the vessel is classified as held for sale at September 30, 2017.

c) Write-Down of Equity Investment

On May 31, 2017, Teekay Tankers entered into a merger agreement (or the Merger Agreement) to acquire the remaining 27.0 million issued and outstanding common shares of Tanker Investments Ltd. (or TIL), by way of a share-for-share exchange of 3.3 shares of Teekay Tankers Class A common stock for each outstanding share of TIL common stock. Teekay Tankers and Teekay currently own approximately 3.4 million and 2.5 million common shares, or 11.3% and 8.2% of TIL, respectively. As the Company accounts for its current investment in TIL under the equity method of accounting, the Company will be required to remeasure its previously held equity investment to fair value at the acquisition date. Historically, the Company had not recognized an other than temporary impairment in its equity investment in TIL as the Company expected to recover its value over the anticipated hold period.  Based on the pending transaction, the Company has recognized an other than temporary impairment and remeasured its investment in TIL to fair value at June 30, 2017 based on the TIL share price at that date, resulting in a write-down of $48.6 million included in the Company's consolidated statements of (loss) income, and included in equity income (loss), for the nine months ended September 30, 2017. When the merger transaction is completed, the Company is required to again remeasure its equity investment in TIL to fair value based on the relative share exchange value at the date of the acquisition, which could result in an additional gain or loss.  On November 17, 2017, the TIL shareholders approved the merger and the Teekay Tankers’ shareholders approved an increase in the authorized number of Teekay Tankers’ Class A common shares, to permit the issuance of Class A common shares as merger consideration. Subject to the completion of the remaining closing conditions, the Company expects the merger to close on or about November 27, 2017. Upon the closing of the merger, TIL will become a wholly-owned subsidiary of Teekay Tankers.